Prepayments	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Prepayments [Abstract]
PREPAYMENTS

8.      PREPAYMENTS

	September 30, 2023	June 30, 2023
	US$	US$
Prepayments for
– purchase of inventories	887,969	1,289,876
– advertising expenses (Note (i))	647,066	1,194,406
– others	147,304	220,799
	1,682,339	2,705,081

____________

Notes:

(i)      The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at September 30, 2023 and June 30, 2023, the Group had prepaid advertising expenses of US$647,066 and US$1,194,406, respectively. These contracts are to expire within 1 year from the balance sheet date.

8.      PREPAYMENTS

	June 30, 2023	June 30, 2022
	US$	US$
Prepayments for
– purchase of inventories	1,289,876	2,478,192
– advertising expenses (Note (i))	1,194,406	2,770,607
– warehouse lease (Note (ii))	—	1,492,961
– others	220,799	349,885
	2,705,081	7,091,645

____________

Notes:

(i)      The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at June 30, 2023 and June 30, 2022, the Group had prepaid advertising expenses of US$1,194,406 and US$2,770,607, respectively. These contracts are to expire within 1 year from the balance sheet date.

(ii)     As at June 30, 2022, the Group had prepaid US$1,492,961 to a third party for a potential lease of a warehouse in the PRC. During the year ended June 30, 2023, the Group entered into an agreement with the third party for the lease of warehouse for a term of 7 years. Prepayment of US$1,004,959 was capitalized as prepaid other leases and will be fully amortized by end of the lease term. The remaining balance was refunded by the third party.

8.      PREPAYMENTS

	June 30, 2022	June 30, 2021
	US$	US$
Prepayments for
– purchase of inventories	2,478,192	1,835,126
– advertising expenses (Note (i))	2,770,607	1,958,275
– warehouse lease (Note (ii))	1,492,961	—
– others	349,885	514,451
	7,091,645	4,307,852

____________

Notes:

(i)      The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at June 30, 2022 and 2021, the Group had prepaid advertising expenses of US$2,770,607 and US$1,958,275, respectively. These contracts are to expire within 1 year from the balance sheet date.

(ii)     As at June 30, 2022, the Group had prepaid US$1,492,961 to a third party for a potential lease of a warehouse in the PRC. Subsequently in March 2023, the Group entered into an agreement with the third party for the lease of the warehouse for a term of 10 years. The prepayment will be fully utilised by end of the lease term.